LEASES (Future Minimum Lease Obligations for Office Space) (Details) - Office Space [Member] $ in Thousands	Dec. 31, 2017 USD ($)
Leases [Line Items]
2018	$ 1,249
2019	1,166
2020	1,152
2021	665
Net minimum lease payments	$ 4,232